Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Henderson Global Unconstrained Bond Fund
INVESTMENT OBJECTIVE
Janus Henderson Global Unconstrained Bond Fund seeks to maximize total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 44 of the Fund’s Prospectus and in the “Purchases” section on page 68 of the Fund’s Statement of Additional Information. In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Janus Henderson Global Unconstrained Bond Fund - Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson Global Unconstrained Bond Fund - Class A, C, S, I, N, R, T Shares		Class A	Class C	Class S	Class I	Class N	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	0.50%	none
Other Expenses		0.11%	0.12%	0.31%	0.10%	0.06%	0.32%	0.30%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.01%	1.77%	1.21%	0.75%	0.71%	1.47%	0.95%
Fee Waiver	[2]	none	none	0.14%	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.01%	1.77%	1.07%	0.75%	0.71%	1.47%	0.95%
[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.82% until at least November 1, 2018. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson Global Unconstrained Bond Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	573	781	1,006	1,653
Class C Shares	Class C Shares	280	557	959	2,084
Class S Shares	Class S Shares	123	384	665	1,466
Class I Shares	Class I Shares	77	240	417	930
Class N Shares	Class N Shares	73	227	395	883
Class R Shares	Class R Shares	150	465	803	1,757
Class T Shares	Class T Shares	97	303	525	1,166

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson Global Unconstrained Bond Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	573	781	1,006	1,653
Class C Shares	Class C Shares	180	557	959	2,084
Class S Shares	Class S Shares	123	384	665	1,466
Class I Shares	Class I Shares	77	240	417	930
Class N Shares	Class N Shares	73	227	395	883
Class R Shares	Class R Shares	150	465	803	1,757
Class T Shares	Class T Shares	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” fund, the Fund has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Fund has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The type of bonds in which the Fund may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments. In pursuing its investment objective, the Fund will have exposure to investments that are tied economically to a number of countries throughout the world.

The Fund’s average portfolio duration may range from negative 4 years to plus 6 years. As of June 30, 2017, the Fund’s average portfolio duration was 1.13 years. The Fund may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Fund’s net assets), preferred stock, and equity securities. From time to time, the Fund may invest in shares of companies through initial public offerings. The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may utilize swap agreements, including index and single-name credit default swaps, inflation-linked swaps, interest rate swaps, and total return swaps. The Fund may also use forward foreign currency exchange contracts, interest rate futures, options, commodity and index futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure to or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Fund’s exposure to derivatives will vary.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales of equity and fixed-income securities. The Fund may implement short positions through derivatives such as options, futures, or swaps. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Unconstrained Investing Risk.  Because the portfolio manager employs an unconstrained investment approach, the Fund may have exposure to a broader range of securities and instruments, credit qualities, maturities, countries, and regions than its benchmark index. As a result, there is a greater risk that the Fund may underperform the 3-Month USD LIBOR (the Fund’s benchmark) if the portfolio manager’s expectations regarding market trends and the interplay of market factors are incorrect. In addition, the Fund’s performance may be more volatile than a fund with more tailored investment strategies because the success of the portfolio manager’s selections is dependent on a greater number of variables.

Fixed-Income Securities Risk.  The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Fund may not be able to maintain positive returns. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. Since December 2016, the Federal Reserve has begun to raise the target range for the federal funds rate. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Fund investments may be reduced. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities.

High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds (also known as “junk” bonds) may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of June 30, 2017, approximately 5.8% of the Fund’s investments were in emerging markets.

Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve risks similar to those of the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate futures in particular entail the risk that the Fund’s portfolio manager’s prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.

Sovereign Debt Risk.  The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Loan Risk.  The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Short Sales Risk.  Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

Reverse Repurchase Agreement Risk.  In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.

Equity Securities Risk.  The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.

Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception. Class R Shares of the Fund commenced operations on February 6, 2015.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class R Shares for periods prior to February 6, 2015, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to February 6, 2015, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2016 2.10% Worst Quarter: 3rd Quarter 2015 – 1.62%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2017 was 2.72%.
Average Annual Total Returns (periods ended 12/31/16)
Average Annual Total Returns - Janus Henderson Global Unconstrained Bond Fund - Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	Since Inception	Inception Date
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		5.26%	1.28%	May 27, 2014
Class I Shares | Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		3.76%	0.29%	May 27, 2014
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.98%	0.53%	May 27, 2014
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[2]	(0.04%)	(0.86%)	May 27, 2014
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[3]	3.23%	0.29%	May 27, 2014
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		4.83%	0.83%	May 27, 2014
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		5.28%	1.30%	May 27, 2014
Class R Shares | Return Before Taxes	Class R Shares	Return Before Taxes		4.50%	0.57%	May 27, 2014
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		4.94%	1.04%	May 27, 2014
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)		3-Month USD LIBOR		0.66%	0.40%	May 27, 2014
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the 3-Month USD LIBOR. The index is described below.
  The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.